Business Combination and Related Transactions	3 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION AND RELATED TRANSACTIONS

NOTE 3 — BUSINESS COMBINATION AND RELATED TRANSACTIONS

On February 13, 2023 as contemplated by the Business Combination Agreement, Intuitive Machines, Inc. and Intuitive Machines, LLC consummated the Business Combination, whereby: (i) Intuitive Machines, LLC appointed Intuitive Machines, Inc. as its managing member; (ii) Intuitive Machines, Inc. issued to certain existing members of Intuitive Machines, LLC, 10,566 shares of Intuitive Machines Class B Common Stock having one vote per share and no economic rights, or 68,140,188 shares of Class C Common Stock having three votes per share and no economic rights, in each case, in exchange for payment from such Intuitive Machines, LLC members of a per-share price equal to the par value per share of such stock, and equal to the number of Intuitive Machines, LLC common units held by such person as of and on the Closing Date; (iii) Intuitive Machines, Inc. contributed to Intuitive Machines, LLC an amount in cash of $8.1 million, net of transaction costs, in exchange for certain units in Intuitive Machines, LLC; and (iv) the other transactions contemplated by the Business Combination Agreement (the “Transactions”) were consummated as further described below.

Intuitive Machines, LLC Conversion and Recapitalization

In connection with the Business Combination, Intuitive Machines, LLC changed its jurisdiction of organization from Texas to Delaware. Immediately prior to the Closing, Intuitive Machines, LLC effectuated the recapitalization whereby all outstanding equity securities of Intuitive Machines, LLC were converted into common units of Intuitive Machines, LLC (“Intuitive Machines, LLC common units”), options to purchase Intuitive Machines, LLC common units (“Intuitive Machines, LLC options”) and unvested earn out units of Intuitive Machines, LLC (“Earn Out Units”).

Consideration and Structure

As a result of the Up-C structure, the Business Combination consideration received by Intuitive Machines, LLC members consisted of securities of both Intuitive Machines, LLC having economic rights but not voting rights and Intuitive Machines, Inc. having voting rights but not economic rights equal to a value of approximately $700.0 million. In particular, the Business Combination consideration received by the Intuitive Machines, LLC members comprised of an aggregate of (a) (i) 68,155,203 Intuitive Machines, LLC Common Units, (ii) 1,874,719 Intuitive Machines, LLC Options and (iii) 10,000,000 Earn Out Units and (b) (i) 15,015 shares of Intuitive Machines, Inc. Class B Common Stock (excluding 1,873,307 shares of Intuitive Machines, Inc. Class B Common Stock reserved for issuance upon exercise of Intuitive Machines, LLC Options) and (ii) 68,140,188 shares of Intuitive Machines, Inc. Class C Common Stock (excluding 10,000,000 shares of Intuitive Machines, Inc. Class C Common Stock reserved for issuance upon vesting of the Earn Out Units).

The 10,000,000 Earn Out Units received by the applicable Intuitive Machines, LLC Members are subject to vesting and will be earned, released and delivered upon satisfaction of the following milestones: (i) 2,500,000 Earn Out Units will vest if, during the Earn Out Period (as defined below), Intuitive Machines is awarded the OMES III Contract by NASA (“Triggering Event I”), (ii) 5,000,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I occurs and the volume weighted average closing sale price of Intuitive Machines, Inc. Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-A”), (iii) 7,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I has not occurred and the volume weighted average closing sale price of Intuitive Machines, Inc. Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-B”), and (iv) 2,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event III occurs the volume weighted average closing sale price of Intuitive Machines, Inc. Class A Common Stock equals or exceeds $17.50 per share (“Triggering Event III”), provided, that Triggering Event II-A and Triggering Event II-B may not both be achieved. “Earn Out Period” means (i) with respect to Triggering Event I, the time period beginning on September 16, 2022 and ending at 11:59 pm ET on December 31, 2023, and (ii) with respect to Triggering Event II-A, Triggering Event II-B and Triggering Event III, the time period beginning on the date that is 150 days following the Closing Date and ending on the date that is the five (5) year anniversary of the Closing Date. If a Change of Control (as defined in the Business Combination Agreement) occurs during the Earn Out Period that results in the holders of Intuitive Machines, Inc. Class A Common Stock receiving a per share price greater than or equal to $15.00 or $17.50, respectively, then immediately prior to the consummation of such Change of Control, to the extent not previously triggered, then Triggering Event II-A or Triggering Event II-B will be deemed to have occurred, as applicable, and the applicable Earn Out Units shall vest.

After the expiration of the applicable lock-up period, holders of certain Intuitive Machines, LLC Common Units will be permitted to exchange such Intuitive Machines, LLC Common Units (along with the cancellation of the paired share of Intuitive Machines, Inc. Class B Common Stock or share of Intuitive Machines, Inc. Class C Common Stock) for shares of Intuitive Machines, Inc. Class A Common Stock on a one-for-one basis pursuant to the second amended and restated limited liability company agreement of Intuitive Machines, LLC (the “Second A&R Operating Agreement”) (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications) or, at the election of Intuitive Machines, Inc. (determined by a majority of the directors of Intuitive Machines, Inc. who are disinterested with respect to such determination), cash from a substantially concurrent public offering or private sale in an amount equal to the net amount, on a per share basis, of cash received as a result of such public offering or private sale.

Upon the vesting of any Earn Out Units, each of the applicable Intuitive Machines, LLC Members will be issued (i) by Intuitive Machines, LLC an equal number of Intuitive Machines, LLC Common Units and (ii) by Intuitive Machines, Inc. an equal number of shares of Intuitive Machines, Inc. Class C Common Stock, in exchange for surrender of the applicable Earn Out Units and the payment to Intuitive Machines, Inc. of a per-share price equal to the par value per share of the Intuitive Machines, Inc. Class C Common Stock. Upon the exercise of any Intuitive Machines, LLC Option, (i) Intuitive Machines, LLC will issue to the exercising holder such number of Intuitive Machines, LLC Common Units to be received by such exercising holder as a result of such exercise and (ii) Intuitive Machines, Inc. will issue to the exercising holder an equal number of shares of Intuitive Machines, Inc. Class B Common Stock, in exchange for the payment to Intuitive Machines, Inc. of a per-share price equal to the par value per share of the Intuitive Machines, Inc. Class B Common Stock.

The Series A Investment

On September 16, 2022, concurrently with the execution of the Business Combination Agreement, the Intuitive Machines, Inc. entered into a purchase agreement (the “Series A Purchase Agreement”) with Kingstown 1740 (an existing security holder of the Intuitive Machines, Inc. and an affiliate of IPAX’s sponsor, Inflection Point Holdings LLC (the “Sponsor”) and Ghaffarian Enterprises, LLC (an affiliate of Kamal Ghaffarian, an Intuitive Machines, LLC founder) (collectively, the “Series A Investors”), pursuant to which, and on the terms and subject to the conditions of which, Intuitive Machines, Inc. agreed to issue and sell to the Series A Investors (i) an aggregate of 26,000 shares of 10% Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) which will be convertible into shares of Intuitive Machines, Inc. Class A common stock in accordance with the terms of the Certificate of Designation of Preferences, Rights and Limitations of 10% Series A Cumulative Convertible Preferred Stock (the “Certificate of Designation”) and (ii) warrants to purchase 541,667 shares of Intuitive Machines, Inc. Class A Common Stock at an initial exercise price of $15.00 per share, subject to adjustment (the “Preferred Investor Warrants”).

In conjunction with the closing, the Company received proceeds of $26.0 million and issued 26,000 shares of Series A Preferred Stock and 541,667 Preferred Investor Warrants. The Series A Preferred Stock and Preferred Investor Warrants each represent freestanding financial instruments. The Series A Preferred Stock is not a mandatorily redeemable financial and is redeemable at the option of the Series A Investors. The Series A Preferred Stock was recorded as Series A preferred stock subject to possible redemption and classified as temporary equity pursuant to ASC 480-10-S99. The Preferred Investor Warrants were classified as equity. The $26.0 million in proceeds received were allocated to the Series A Preferred Stock and Preferred Investor Warrants based on the relative fair value of the instruments at closing.

Tax Receivable Agreement

Intuitive Machines, Inc. entered into a tax receivable agreement (the “Tax Receivable Agreement”) with Intuitive Machines, LLC and certain Intuitive Machines, LLC Members (the “TRA Holders”) at Closing. Pursuant to the TRA, Intuitive Machines, Inc. will generally be required to pay the TRA Holders 85% of the amount of the cash tax savings, if any, in U.S. federal, state, and local taxes that are based on, or measured with respect to, net income or profits, and any interest related thereto that Intuitive Machines, Inc. (and applicable consolidated, unitary, or combined subsidiaries thereof, if any realizes, or is deemed to realize, as a result of certain tax attributes (the “Tax Attributes”), including:

•        existing tax basis in certain assets of Intuitive Machines, LLC and certain of its direct or indirect subsidiaries, including assets that will eventually be subject to depreciation or amortization, once placed in service;

•        tax basis adjustments resulting from taxable exchanges of Intuitive Machines, LLC Common Units (including any such adjustments resulting from certain payments made by Intuitive Machines, Inc. under the TRA) acquired by Intuitive Machines, Inc. from a TRA Holder pursuant to the terms of the Second A&R Operating Agreement;

•        certain tax benefits realized by Intuitive Machines, Inc. as a result of certain U.S. federal income tax allocations of taxable income or gain away from Intuitive Machines, Inc. and to other members of Intuitive Machines, LLC and deductions or losses to Intuitive Machines, Inc. and away from other members of Intuitive Machines, LLC, in each case as a result of the Business Combination; and

•        tax deductions in respect of portions of certain payments made under the TRA.

Under the terms of the TRA, Intuitive Machines, Inc. will make payments to the TRA Holders in respect of 85% of the cash tax savings resulting from the net tax benefit of certain Tax Attributes. However, until a TRA Holder exchanges at least 5% of its Intuitive Machines, LLC Common Units, Intuitive Machines, Inc. will hold such payments applicable to existing basis until the TRA Holder satisfies such threshold exchange. As of March 31, 2023, no TRA Holder had exchanged at least 5% of its Intuitive Machines, LLC Common Units. Future exchanges will result in incremental tax attributes and potential cash tax savings for Intuitive Machines, Inc. Depending on Intuitive Machines, Inc.’s assessment on realizability of such Tax Attributes, the arising TRA liability will be recorded through income.

Equity Facility

On September 16, 2022, the Company entered into a common stock purchase agreement (the “Cantor Purchase Agreement”), dated September 16, 2022, with CF Principal Investments LLC (“CFPI”) relating to an equity facility under which shares of newly issued Intuitive Machines, Inc. Class A Common Stock may be sold to CFPI by Intuitive Machines, Inc. Pursuant to the terms of the Cantor Purchase Agreement, Intuitive Machines, Inc. will have the right, but not the obligation, from time to time at its sole discretion, until the first day of the month following the 18-month period from and after the Commencement (as defined in the Cantor Purchase Agreement), to direct CFPI to purchase up to the lesser of (i) $50.0 million of newly issued Intuitive Machines, Inc. Class A Common Stock and (ii) the Exchange Cap, by delivering written notice to CFPI prior to the commencement of trading on any trading day, subject to certain customary conditions and limitations set forth in the Cantor Purchase Agreement. In connection with the execution of the Cantor Purchase Agreement, the Company agreed to issue 100,000 shares (the “Commitment Shares”) of Intuitive Machines, Inc. Class A Common Stock to CFPI. The Company entered into a registration rights agreement with CFPI, pursuant to which it agreed to register for resale, pursuant to Rule 415 under the Securities Act, the shares of Intuitive Machines, Inc. Class A Common Stock that are sold to CFPI under the equity facility and the Commitment Shares.

As of March 31, 2023, the Commitment Shares have not been issued and no shares of Class A Common Stock have been sold to CFPI under the Cantor Purchase Agreement.

Forward Purchase Agreements

Prior to the closing of Business Combination, the Company entered into forward purchase agreements with two separate counterparties pursuant to which each counterparty agreed to purchase 1,250,000 shares of Class A Common Stock from shareholders who had previously tendered such shares for redemption but agreed to reverse their redemption and sell such shares to the counterparties at the redemption price of approximately $10.19 per share. The Company prepaid approximately $25.5 million to the counterparties at the closing of the Business Combination to secure its purchase obligation to repurchase the 2,500,000 shares at the redemption price per share on the option expiration date that was one month after closing of the Business Combination. The forward purchase agreements were accounted for as a prepaid asset and marked to fair value through earnings each period until the agreements were terminated or expired. The Company paid transaction fees to the counterparties totaling $750 thousand which was recorded as general and administrative expense for the three months ended March 31, 2023.

On February 23, 2023, one of the counterparties exercised their right to optional early termination of the forward purchase agreement for 1,250,000 shares and returned approximately $12.7 million in cash to the Company resulting in an immaterial net loss on termination for the three months ended March 31, 2023. On March 8, 2023, the remaining forward purchase agreement expired resulting in the Company’s repurchase of 1,250,000 shares resulting in a net gain on settlement of the agreement of approximately $93 thousand recorded in other income (expense) for the three months ended March 31, 2023. The repurchased Class A shares were recorded as treasury stock upon expiration of the forward purchase agreement in the amount of $12.8 million based on a stock price of $10.26 per share on the date of repurchase.